MFA 2023-NQM3 Trust ABS-15G

Exhibit 99.09

Client Name:
Client Project Name:	MFA 2023-NQM3
Start - End Dates:	7/12/2019 - 6/8/2023
Deal Loan Count:	556

Conditions Report 2.0

Loans in Report:	556
Loans with Conditions:	226

199 - Total Active Conditions
2 - Material Conditions
2 - Property Valuations Review Scope
2 - Category: Value
197 - Non-Material Conditions
148 - Credit Review Scope
4 - Category: Application
9 - Category: Assets
59 - Category: Credit/Mtg History
4 - Category: DTI
12 - Category: Income/Employment
4 - Category: Insurance
20 - Category: LTV/CLTV
1 - Category: Re-Verifications
33 - Category: Terms/Guidelines
2 - Category: Title
33 - Property Valuations Review Scope
18 - Category: FEMA
15 - Category: Property
16 - Compliance Review Scope
5 - Category: County High Cost
1 - Category: Documentation
1 - Category: Repayment Ability
1 - Category: Right of Rescission
6 - Category: TILA
2 - Category: TILA/RESPA Integrated Disclosure
138 - Total Satisfied Conditions

51 - Credit Review Scope
11 - Category: Application
9 - Category: Assets
3 - Category: Credit/Mtg History
10 - Category: DTI
4 - Category: Income/Employment
4 - Category: Insurance
5 - Category: Legal Documents
4 - Category: Terms/Guidelines
1 - Category: Title
49 - Property Valuations Review Scope
19 - Category: Appraisal
25 - Category: FEMA
5 - Category: Value
38 - Compliance Review Scope
4 - Category: Compliance Manual
3 - Category: Documentation
1 - Category: RESPA
1 - Category: Right of Rescission
1 - Category: Section 32
1 - Category: State High Cost
27 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

1 - Property Valuations Review Scope
1 - Category: Property

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